Income Taxes (Narrative) (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	11 Months Ended	12 Months Ended				12 Months Ended						3 Months Ended
	Dec. 31, 2011	Dec. 07, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2011	Dec. 31, 2012 Foreign Subsidiaries [Member]	Dec. 31, 2011 Foreign Subsidiaries [Member]	Dec. 31, 2010 Foreign Subsidiaries [Member]	Dec. 31, 2012 Foreign Subsidiaries [Member] Minimum [Member]	Dec. 31, 2012 Foreign Subsidiaries [Member] Maximum [Member]	Dec. 31, 2012 Solar Energy [Member]	Jun. 30, 2011 Domestic Country [Member]
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate			35.00%	35.00%	35.00%
Concessionary Tax Rate On Qualifying Income										0.00%	5.00%
Concessionary Tax Rate On Qualifying Income, Period										5 years	10 years
Income Tax Expense (Benefit)			$ (64.9)	$ (73.1)	$ 53.3		$ 4.6	$ 15.7	$ 15.0
Income Tax Examination, Increase (Decrease) in Liability from Prior Year						29.9
Income Tax Examination, Liability Recorded						31.6
Income Tax Examination, Penalties and Interest Accrued						5.0
Income Tax Examination, Federal Benefit						2.3
Reductions related to settlements with taxing authorities													51.0
Income Tax Examination, Liability (Refund) Adjustment from Settlement with Taxing Authority						15.5
Income Tax Benefit, Undistributed Foreign Earnings	0	(13.4)			2.4
Increase (Decrease) In Income Tax Benefit, Undistributed Foreign Earnings				11.3
Undistributed Earnings of Foreign Subsidiaries	1,031.6		382.7	1,031.6
Unrecognized Tax Benefits Subject To Audit	48.3		53.2	48.3
Unrecognized Tax Benefits, Increases Resulting from Cost Allocations And Taxable Income Adjustments, Foreign Operations			4.7
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense			0.2	0.4
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	2.1		2.3	2.1
Solar energy systems	366.7		461.9	366.7								461.9
Deferred Tax Assets (Liabilities), Net	107.9		84.9	107.9
Increase Decrease In Deferred Tax Assets Net			23.0
Valuation Allowance, Deferred Tax Asset, Change in Amount			94.8
Deferred Tax Assets, Valuation Allowance	415.7		510.5	415.7
Deferred Tax Assets, Operating Loss Carryforwards, Foreign			$ 6.9